Basis for Preparation of Financial Statements and Applicable Accounting Standards - Summary of Total Assets, Liabilities and Net Shareholders Equity (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	$ 999,299,463	$ 1,169,086,869
Liabilities	759,662,018	940,341,140
Equity attributable to the owners of the Bank	239,599,563	228,742,907
Equity attributable to non-controlling interests	37,882	2,822
Banco Macro SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	983,858,205	1,138,994,865
Liabilities	744,258,642	910,251,958
Equity attributable to the owners of the Bank	239,599,563	228,742,907
Macro Bank Limited [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	9,147,844	11,413,967
Liabilities	6,178,147	7,482,320
Equity attributable to the owners of the Bank	2,969,697	3,931,647
Macro Securities SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	15,084,713	29,081,800
Liabilities	11,710,996	26,562,125
Equity attributable to the owners of the Bank	3,201,429	2,403,681
Equity attributable to non-controlling interests	172,288	115,994
Macro Fiducia SA [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	122,368	133,432
Liabilities	2,874	8,123
Equity attributable to the owners of the Bank	119,494	125,309
Argenpay SAU [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	1,184,518	530,917
Liabilities	694,678	256,184
Equity attributable to the owners of the Bank	489,840	274,733
Fintech SGR [Member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	1,395,123
Liabilities	1,349,026
Equity attributable to the owners of the Bank	46,097
Eliminations [member]
Basis for preparation of financial statements and applicable accounting standards [line items]
Assets	(11,493,308)	(11,068,112)
Liabilities	(4,532,345)	(4,219,570)
Equity attributable to the owners of the Bank	(6,826,557)	(6,735,370)
Equity attributable to non-controlling interests	$ (134,406)	$ (113,172)